FINANCIAL INSTRUMENTS (Effect of Derivative Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	$ 112	$ (69)	$ 97
Total derivatives	(1)	(296)	(209)
Derivatives designated as hedging instruments:
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	112	(69)	97
Amount of gain (loss) recognized in income	(90)	2	(35)
Derivatives designated as hedging instruments: | Fair value hedges: | Interest expense and amortization of debt discount 3 | Interest rates
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	0	0	0
Amount of gain (loss) recognized in income	0	(2)	0
Derivatives designated as hedging instruments: | Cash flow hedges: | Interest expense and amortization of debt discount 3 | Interest rates
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	26	2	2
Amount of gain (loss) recognized in income	(3)	4	6
Derivatives designated as hedging instruments: | Cash flow hedges: | Cost of sales | Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	19	(30)	8
Amount of gain (loss) recognized in income	(18)	7	(5)
Derivatives designated as hedging instruments: | Cash flow hedges: | Cost of sales | Commodities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	(46)	37	57
Amount of gain (loss) recognized in income	(69)	10	(23)
Derivatives designated as hedging instruments: | Cash flow hedges: | Sundry income (expense) - net | Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	(3)	(5)	25
Amount of gain (loss) recognized in income	0	(17)	(13)
Derivatives designated as hedging instruments: | Net investment hedges: | Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	116	(73)	5
Amount of gain (loss) recognized in income	0	0	0
Derivatives not designated as hedging instruments:
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	0	0	0
Amount of gain (loss) recognized in income	89	(298)	(174)
Derivatives not designated as hedging instruments: | Cost of sales | Commodities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	0	0	0
Amount of gain (loss) recognized in income	(12)	(9)	6
Derivatives not designated as hedging instruments: | Sundry income (expense) - net | Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in OCI	0	0	0
Amount of gain (loss) recognized in income	$ 101	$ (289)	$ (180)